LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2020
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Tables) [Line Items]
Schedule of Insurance Contracts

	2020			2019
	Gross	Reinsurance[1]	Net	Gross	Reinsurance[1]	Net
	£m	£m	£m	£m	£m	£m
Life insurance (see (1) below):
Insurance contracts	102,424	(820)	101,604	96,812	(715)	96,097
Participating investment contracts	13,041	—	13,041	14,063	—	14,063
	115,465	(820)	114,645	110,875	(715)	110,160
Non-life insurance contracts (see (2) below):
Unearned premiums	330	(14)	316	333	(14)	319
Claims outstanding	265	—	265	241	—	241
	595	(14)	581	574	(14)	560
Total	116,060	(834)	115,226	111,449	(729)	110,720
1Reinsurance balances are reported within assets.

Schedule of Provisions for Unearned Premiums
The movements in non-life insurance contract liabilities and reinsurance assets over the year have been as follows:

	2020	2019
	£m	£m
Provisions for unearned premiums
Gross provision at 1 January	333	342
Increase in the year	655	663
Release in the year	(658)	(672)
Change in provision for unearned premiums charged to income statement	(3)	(9)
Gross provision at 31 December	330	333
Reinsurers’ share	(14)	(14)
Net provision at 31 December	316	319

Participating life insurance policy
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Tables) [Line Items]
Schedule of Life Insurance and Participating Contract Liabilities
The movement in life insurance contract and participating investment contract liabilities over the year can be analysed as follows:

	Insurance contracts	Participating investment contracts	Gross	Reinsurance	Net
	£m	£m	£m	£m	£m
At 1 January 2019	84,366	13,912	98,278	(716)	97,562
New business	5,684	37	5,721	(45)	5,676
Changes in existing business	6,798	114	6,912	46	6,958
Change in liabilities charged to the income statement (note 10)	12,482	151	12,633	1	12,634
Exchange and other adjustments	(36)	—	(36)	—	(36)
At 31 December 2019	96,812	14,063	110,875	(715)	110,160
New business	3,780	28	3,808	(100)	3,708
Changes in existing business	1,832	(1,050)	782	(5)	777
Change in liabilities charged to the income statement (note 10)	5,612	(1,022)	4,590	(105)	4,485
Exchange and other adjustments	—	—	—	—	—
At 31 December 2020	102,424	13,041	115,465	(820)	114,645

Non participating life insurance policy
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Tables) [Line Items]
Schedule of Liabilities for Insurance Contracts and Participating Investment Contracts
Liabilities for insurance contracts and participating investment contracts can be split into with-profit fund liabilities, accounted for using the PRA’s realistic capital regime (realistic liabilities) and non-profit fund liabilities, accounted for using a prospective actuarial discounted cash flow methodology, as follows:

	2020			2019
	With-profit fund	Non-profit fund	Total	With-profit fund	Non-profit fund	Total
	£m	£m	£m	£m	£m	£m
Insurance contracts	7,824	94,600	102,424	8,018	88,794	96,812
Participating investment contracts	6,475	6,566	13,041	7,222	6,841	14,063
Total	14,299	101,166	115,465	15,240	95,635	110,875

Claims outstanding
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Tables) [Line Items]
Schedule of Insurance Claims Outstanding	These provisions represent the liability for short-term insurance contracts for which the Group’s obligations are not expired at the year end.

	2020	2019
	£m	£m
Claims outstanding
Gross claims outstanding at 1 January	241	254
Cash paid for claims settled in the year	(294)	(300)
Increase in liabilities charged to the income statement[1]	318	287
	24	(13)
Gross claims outstanding at 31 December	265	241
Reinsurers’ share	—	—
Net claims outstanding at 31 December	265	241
Notified claims	141	128
Incurred but not reported	124	113
Net claims outstanding at 31 December	265	241
1Of which an increase of £362 million (2019: increase of £335 million) was in respect of current year claims and a decrease of £44 million (2019: decrease of £48 million) was in respect of prior year claims.